Average Annual Total Returns - Federated Hermes Mid-Cap Index Fund	IS 1 Year	IS 5 Years	IS 10 Years	SS 1 Year	SS 5 Years	SS 10 Years	SS Return After Taxes on Distributions 1 Year	SS Return After Taxes on Distributions 5 Years	SS Return After Taxes on Distributions 10 Years	SS Return After Taxes on Distributions and Sale of Fund Shares 1 Year	SS Return After Taxes on Distributions and Sale of Fund Shares 5 Years	SS Return After Taxes on Distributions and Sale of Fund Shares 10 Years	R6 1 Year	R6 5 Years	R6 10 Years	Standard & Poor's MidCap 400® Index(reflects no deduction for fees, expenses or taxes) 1 Year		Standard & Poor's MidCap 400® Index(reflects no deduction for fees, expenses or taxes) 5 Years		Standard & Poor's MidCap 400® Index(reflects no deduction for fees, expenses or taxes) 10 Years
Total	25.66%	8.73%	12.41%	25.34%	8.47%	12.19%	22.37%	4.88%	9.61%	17.00%	6.13%	9.66%	25.69%	8.66%	12.29%	26.20%	[1]	9.03%	[1]	12.72%	[1]

[1]	The Standard & Poor’s MidCap 400® Index is an unmanaged capitalization weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market.